Note 1 - Description of the Plan (Details Textual) - EBP 41-0268370 003 [Member]	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Number of Employees Transferring Plans			175
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ 17,790,158		$ 321,892	$ 4,400,439
Employee Benefit Plan, Asset Held For Investment Participant Loan Transfer To (From) External Plan			$ 321,892
EBP, Participant Contribution, Automatic, Deferral Rate			4.00%
Employee Benefit Plan, Participant Contribution, Number Of Days Of Employment (Day)			30 days
EBP, Employee Roth Contribution			1.00%
EBP, Deferral Increase Percent			1.00%
Employee Benefit Plan, Participant Minimum Age Required To Make Additional Contribution			50
EBP, Additional Roth Contributions For Ages 50 Through 59 And Age 64 Above			$ 7,500
EBP, Additional Roth Contribution Amount for Ages 60 Through 63			$ 11,250
Employee Benefit Plan, Participant Contribution Pre-tax Maximum Annual Compensation To Total Compensation Percentage Non-Roth Plan			3.00%
EBP, Employer Contribution, Matching Percentage			100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage			4.00%
EBP, Non-Discretionary Non-Elective Retirement Contributions			1.00%
EBP, Non-Discretionary Non-Elective Retirement Contributions, Amount			$ 2,786,030
EBP, Annual Discretionary Non-Elective Contribution Based on Companies Earning Per Share			3.00%
EBP, Annual Discretionary Non-Elective Contribution, Percent Contributed			1.00%
Annual Discretionary Non-Elective Contribution, Amount Contributed				$ 0
Employee Benefit Plan, Minimum Age Required To Receive Distribution Installments			55
Employee Benefit Plan, Term Of Permanent Disability Required To Start Distribution (Month)			12 months
Employee Benefit Plan, Vesting Percentage After Three Years Of Service Or Upon Age 65			65.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount			$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount			50,000
Employee Benefit Plan, Note Receivable From Participant Account Maximum Borrowing Amount, Vested Account Balance			$ 10,000
Employee Benefit Plan, Note Receivable From Participant Account, Maximum Borrowing Percentage Of Vested Account Balance			50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage			100.00%
EBP, Asset Held for Investment, Participant Loan, Interest Rate			6.75%	7.50%
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense			$ 436,929
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution			$ 150,172
Subsequent Event [Member]
Annual Discretionary Non-Elective Contribution, Amount Contributed		$ 2,566,547
Maximum [Member]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage			75.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount			$ 23,500
EBP, Percent of Eligible Earning for Deferral			10.00%
EBP, Asset Held for Investment, Participant Loan, Interest Rate			8.50%	8.50%
EBP, Note Receivable from Participant, Term (Year)			15 years
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate			3.25%	3.25%
EBP, Note Receivable from Participant, Term (Year)			5 years